Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Cash flow hedges, tax	$ (1,597)	$ 896	$ 3,038
Securities available for sale, tax	$ (99)	$ 577	$ 0